Finance income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income (Expense) [Abstract]
Disclosure of detailed information about finance income (cost)

	Year ended December 31,
in € thousand	2025	2024	2023
FINANCE INCOME
Interest income from other parties	1,803	2,362	1,210
Realized gains from cash and cash equivalents	841	—	—
TOTAL FINANCE INCOME	2,644	2,362	1,210
FINANCE EXPENSES
Interest expense on loans	(40,903)	(22,808)	(13,681)
Interest expense on refund liabilities	(193)	(360)	(8,419)
Interest expenses on lease liabilities	(796)	(813)	(1,183)
Other interest expense	(6)	(3)	(42)
TOTAL FINANCE EXPENSES	(41,898)	(23,984)	(23,325)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	7,196	(3,193)	5,574
FINANCE INCOME/(EXPENSES), NET	(32,058)	(24,816)	(16,541)